Income Tax Expense - Summary of Reconciliation of Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
In Dollars
Income before income tax	$ 362,657	$ 320,761
Income tax using the Company’s statutory tax rate	96,104	85,322
Rate differential between jurisdictions	(4,452)	(9,623)
Variation in tax rate	70	(2,370)
Non deductible expenses	8,704	3,528
Tax deductions and tax exempt income	(10,176)	(7,057)
Adjustment for prior years	(8,632)	3,528
Multi-jurisdiction tax	913	3,208
Treasury Regulations, interpretive guidance clarifying the U.S. Tax Reform Bill	4,451
Income tax expense	$ 86,982	$ 76,536	[1]
In Percent
Income tax using the Company’s statutory tax rate	26.50%	26.60%
Rate differential between jurisdictions	(1.20%)	(3.00%)
Variation in tax rate	0.00%	(0.70%)
Non deductible expenses	2.40%	1.10%
Tax deductions and tax exempt income	(2.80%)	(2.20%)
Adjustment for prior years	(2.40%)	1.10%
Multi-jurisdiction tax	0.30%	1.00%
Treasury Regulations, interpretive guidance clarifying the U.S. Tax Reform Bill	1.20%	0.00%
Average effective tax rate	24.00%	23.90%

[1]	Recasted for changes in presentation currency (see note 2c)) and mark-to-market gain (loss) on deferred share units presentation (see note 24)